CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND MARKETABLE SECURITIES - Schedule of cash and cash equivalents and short term investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Cash Cash Equivalents And Short Term Investments [Line Items]
Cash	$ 109.8	$ 54.5
Money market funds	1,464.5	158.1
Short term deposits	225.7	293.6
Total Cash and cash equivalents	1,800.0	506.2
Short-term bank deposits	525.7	134.0
Marketable securities:
Government and corporate debentures	689.2	731.7
Total Marketable securities	2,016.0	2,143.6
Total Cash and cash equivalents, short-term bank deposits and marketable securities	4,341.7	2,783.8
Debt securities issued by the U.S. Treasury and other U.S. government agencies
Marketable securities:
Government and corporate debentures	474.3	518.4
Debt securities issued by other governments
Marketable securities:
Government and corporate debentures	39.3	55.4
Corporate debt securities
Marketable securities:
Government and corporate debentures	$ 1,502.4	$ 1,569.8